UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  7501 Wisconsin Avenue
          Suite 1100 E
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman            Bethesda, Maryland         November 10, 2011
     -------------------            ------------------         -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           45
                                         -----------

Form 13F Information Table Value Total:  $   367,034
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------  --------  ---------  ----------  ---------------------  ----------  -------- ------------------------
                                                                                                                VOTING AUTHORITY
                               TITLE OF               VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ------------------------
       NAME OF ISSUER           CLASS      CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
-----------------------------  --------  ---------  ----------  ----------  ---  ----  ----------  -------- ------- ------ ---------
3M CO COM                      COMMON    88579Y101       1,310      16,588             Sole                   5,588      0    11,000
A T & T INC (NEW)              COMMON    00206R102      18,346     634,591             Sole                 143,947      0   490,644
ALLSTATE CORP COM              COMMON    020002101       1,343      51,968             Sole                  16,068      0    35,900
AMERICAN EXPRESS CO            COMMON    025816109      19,676     399,838             Sole                  97,179      0   302,659
AMGEN INC COM                  COMMON    031162100       1,563      27,173             Sole                   8,873      0    18,300
APOLLO GROUP INC CL A          COMMON    037604105       1,619      35,085             Sole                  10,285      0    24,800
APPLE COMPUTER INC             COMMON    037833100      21,534      54,479             Sole                  12,649      0    41,830
BANK OF AMERICA CORPO          COMMON    060505104      12,865   2,088,551             Sole                 491,033      0 1,597,518
BEST BUY INC COM               COMMON    086516101       1,429      52,498             Sole                  17,698      0    34,800
BOEING CO COM                  COMMON    097023105      15,863     245,744             Sole                  63,761      0   181,983
CAMPBELL SOUP CO COM           COMMON    134429109       1,508      45,234             Sole                  13,934      0    31,300
CISCO SYS INC COM              COMMON    17275R102      19,033   1,080,830             Sole                 261,096      0   819,734
CLOROX CO COM                  COMMON    189054109       1,439      22,344             Sole                   7,444      0    14,900
CORNING INC COM                COMMON    219350105      13,083     920,027             Sole                 220,211      0   699,816
DISNEY WALT PRODTNS            COMMON    254687106       1,386      41,028             Sole                  13,528      0    27,500
DU PONT E I DE NEMOUR          COMMON    263534109      18,328     385,128             Sole                  95,024      0   290,104
EXXON MOBIL CORP COM           COMMON    30231G102      18,518     239,287             Sole                  58,219      0   181,068
GENERAL ELEC CO                COMMON    369604103      15,035     948,599             Sole                 258,592      0   690,007
GOLDMAN SACHS GROUP I          COMMON    38141G104      10,626     106,613             Sole                  27,738      0    78,875
GOODRICH CORP COM              COMMON    382388106       1,573      12,841             Sole                   3,841      0     9,000
GOOGLE INC CL A                COMMON    38259P508       1,802       2,998             Sole                     873      0     2,125
HEINZ H J CO COM               COMMON    423074103       1,515      28,794             Sole                   8,894      0    19,900
HEWLETT PACKARD CO CO          COMMON    428236103      15,203     577,399             Sole                 134,703      0   442,696
HONEYWELL INTL INC CO          COMMON    438516106       1,538      29,104             Sole                  10,204      0    18,900
I B M                          COMMON    459200101       1,671       9,169             Sole                   2,969      0     6,200
INGERSOLL-RAND PLC             COMMON    G47791101      12,544     416,749             Sole                 109,179      0   307,570
INTEL CORP COM                 COMMON    458140100       1,767      74,136             Sole                  24,736      0    49,400
JOHNSON & JOHNSON              COMMON    478160104      18,841     296,575             Sole                  72,193      0   224,382
JP MORGAN CHASE & CO           COMMON    46625H100      13,454     413,453             Sole                 108,098      0   305,355
LABORATORY CORP AMER           COMMON    50540R409       1,307      16,195             Sole                   5,595      0    10,600
MERCK & COMPANY                COMMON    58933Y105       1,549      45,832             Sole                  15,732      0    30,100
MICROSOFT                      COMMON    594918104      15,641     596,997             Sole                 153,794      0   443,203
NUCOR CORP COM                 COMMON    670346105       1,466      38,892             Sole                  12,292      0    26,600
ORACLE SYS CORP                COMMON    68389X105       1,599      50,606             Sole                  16,706      0    33,900
PFIZER INC                     COMMON    717081103      18,806     972,390             Sole                 219,465      0   752,925
RAYTHEON CO COM NEW            COMMON    755111507       1,414      31,864             Sole                   9,964      0    21,900
STARBUCKS CORP COM             COMMON    855244109      21,434     499,037             Sole                 131,034      0   368,003
SYSCO CORP COM                 COMMON    871829107       1,426      51,823             Sole                  17,823      0    34,000
TEXAS INSTRS INC COM           COMMON    882508104       1,514      49,943             Sole                  16,443      0    33,500
TRANSOCEAN LTD ZUG NA          COMMON    H8817H100      13,675     271,913             Sole                  65,954      0   205,959
VISA INC COM CL A              COMMON    92826C839       1,810      19,430             Sole                   5,323      0    14,107
WAL MART STORES INC            COMMON    931142103       1,664      28,666             Sole                   8,466      0    20,200
WELLS FARGO & CO NEW           COMMON    949746101       1,467      58,712             Sole                  18,912      0    39,800
WESTERN UN CO COM              COMMON    959802109      16,184     950,879             Sole                 233,026      0   717,853
YAHOO INC COM                  COMMON    984332106       1,665     104,590             Sole                  33,190      0    71,400